Note 3 - Acquisitions (Details) - Acquired Intangible Assets Useful Lives, 2015 Acquisition	12 Months Ended
Jan. 31, 2015
Computer Management [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	9 years
Computer Management [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	6 years
Computer Management [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired
Computer Management [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired
Customs Info [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	9 years
Customs Info [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	3 years
Customs Info [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	15 years
Customs Info [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	12 years
Airclic [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	9 years
Airclic [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	8 years
Airclic [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired
Airclic [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	12 years
e-customs [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	10 years
e-customs [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	6 years
e-customs [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired
e-customs [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	12 years
Pentant [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	9 years
Pentant [Member] | Developed Technology Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired	6 years
Pentant [Member] | Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired
Pentant [Member] | Noncompete Agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets acquired